Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments

23. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel foundation distributors; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating, and wire and wire mesh. The raw materials segment includes DJJ, primarily a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce DRI used by the steel mills; our natural gas working interests; and Nucor’s equity method investment in Hunter Ridge. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

During the first six months of 2015, the Company performed certain internal reorganization activities. In connection with this process, the financial information utilized by the Chief Operating Decision Maker when assessing segment performance and making resource allocations was adjusted in a way that affected how certain assets are grouped. This resulted in certain assets being reclassified between the steel mills segment, steel products segment, raw materials segment and corporate/eliminations in order to align with the approach management uses to assess the performance of those segments. The segment data for the comparable periods has also been reclassified in order to conform to the current period presentation. These reclassifications did not have any impact on the consolidated asset balances nor did they impact any segment income statement amounts.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal and state income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Net sales to external customers:
Steel mills	$11,084,331	$14,723,642	$13,311,948
Steel products	3,966,895	4,032,385	3,607,333
Raw materials	1,388,050	2,349,114	2,132,765

	$16,439,276	$21,105,141	$19,052,046

Intercompany sales:
Steel mills	$2,152,157	$2,904,317	$2,563,554
Steel products	90,969	105,383	97,090
Raw materials	6,279,316	9,618,145	9,116,860
Corporate/eliminations	(8,522,442)	(12,627,845)	(11,777,504)

	$—	$—	$—

Depreciation expense:
Steel mills	$381,352	$366,568	$332,258
Steel products	39,512	42,777	42,737
Raw materials	198,705	235,443	154,065
Corporate	6,188	7,212	6,792

	$625,757	$652,000	$535,852

Amortization expense:
Steel mills	$18,789	$15,269	$13,911
Steel products	23,932	27,644	31,082
Raw materials	31,539	29,510	29,363

	$74,260	$72,423	$74,356

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$629,793	$1,594,352	$1,156,715
Steel products	276,048	166,323	82,129
Raw materials	(283,938)	(29,053)	13,686
Corporate/eliminations	87,335	(527,045)	(461,407)

	$709,238	$1,204,577	$791,123

Segment assets:
Steel mills	$7,318,706	$8,528,623	$7,787,464
Steel products	2,485,122	2,731,320	2,710,597
Raw materials	3,123,190	3,858,254	3,896,331
Corporate/eliminations	1,323,381	497,730	808,891

	$14,250,399	$15,615,927	$15,203,283

Capital expenditures:
Steel mills	$248,532	$343,767	$589,621
Steel products	41,291	27,262	22,472
Raw materials	74,607	197,252	610,745
Corporate	338	586	7,580

	$364,768	$568,867	$1,230,418

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2015	2014	2013
Net sales to external customers:
Sheet	$4,628,805	$5,988,303	$5,219,464
Bar	3,005,450	4,051,171	3,730,328
Structural	2,137,413	2,617,196	2,558,538
Plate	1,312,663	2,066,972	1,803,618
Steel products	3,966,895	4,032,385	3,607,333
Raw materials	1,388,050	2,349,114	2,132,765

	$16,439,276	$21,105,141	$19,052,046